OREO (Tables)	12 Months Ended
Dec. 31, 2017
Real Estate [Abstract]
Analysis of OREO activity
An analysis of OREO activity for the years ended December 31, 2017 and 2016 is as follows:

	For the Year Ended December 31,
	2017	2016
	(Amounts in thousands)
Balance at beginning of period	$10,528	$16,629
Real estate acquired in settlement of loans	279	788
Sales of real estate	(2,281)	(5,222)
Gain on sale of real estate	160	206
Write-down of real estate carrying values	(1,582)	(2,036)
Donated property	—	(31)
Capitalized improvements to real estate	144	194
Balance at end of period	$7,248	$10,528